SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
SUBSEQUENT EVENT
SUBSEQUENT EVENT

In March 2014, we entered into an agreement to sell our Vessel to an unrelated third party for net sale proceeds of $25.5 million and our Vessel was delivered to the buyer on March 11, 2014. The principal amount of our Term Notes outstanding March 2014 following the scheduled payment on February 1, 2014 was $39.7 million and the net sale proceeds of$25.5 million will be used to partially repay this amount. The shortfall of $14.2 million will be repaid from our restricted cash balance in the second quarter of 2014 in accordance with the terms of the Indenture.